INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2022	2023
Gross carrying amount
Trade names	$460	$460
Software	276	276
Accreditation	100	100
	836	836
Less: accumulated amortization
Trade names	—	—
Software	(276)	(276)
Accreditation	(23)	(38)
	(299)	(314)
Intangible assets, net
Trade names	460	460
Software	—	—
Accreditation	77	62
	$537	$522

For the years ended December 31, 2021, 2022 and 2023, the Group performed impairment test on the trade name and brand and recognized impairment loss from continuing operations of nil, $657 and nil on brand, respectively.

Amortization expenses for intangible assets from continuing operations amounted to $123, $5 and $15 for the years ended December 31, 2021, 2022 and 2023, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods are as follows:

Amount

2024	$10
2025	10
2026	10
2027	10
2028	10
Thereafter	12
Total	$62